UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06578

The Glenmede Portfolios
(Exact name of registrant as specified in charter)

200 Clarendon Street Boston, Massachusetts		02116
(Address of principal executive offices)		(Zip code)

Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-442-8299

Date of fiscal year end:	October 31, 2007

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments. – The schedules of investments for the period ended January 31, 2007, are filed herewith.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2007 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS — 97.6% *
Pennsylvania — 97.6%
$100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-55, (MBIA Insured),
	5.375%, 11/1/14	$107,697
200,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-57, (FGIC Insured),
	5.00%, 11/1/22	211,564
	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC Insured):
200,000	5.00%, 3/1/17	212,566
560,000	5.00%, 3/1/18	593,802
200,000	Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh, Health Center, Series A, (MBIA Insured),
	5.30%, 4/1/08	203,518
300,000	Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured), Prerefunded, 3/1/09 @ 101,
	5.30%, 3/1/10	312,126
100,000	Allegheny County, PA, Sanitation Authority Revenue, (MBIA Insured),
	5.00%, 12/1/17	107,082
500,000	Allegheny County, PA, Sanitation Authority Sewer Revenue, (MBIA Insured),
	5.375%, 12/1/15	536,095
500,000	Boyertown, PA, Area School District, (FSA Insured),
	5.00%, 10/1/17	535,055
310,000	Dauphin County, PA, General Authority Hospital Revenue, Escrowed to Maturity, (FGIC Insured),
	6.125%, 7/1/10	321,947
400,000	Dauphin County, PA, Refunding, Series B, (AMBAC Insured),
	5.00%, 11/15/17	428,340
215,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured),
	5.25%, 7/1/16	231,645
285,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), Prerefunded 7/1/13 @ 100,
	5.25%, 7/1/16	308,664
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured),
	5.25%, 1/1/12	779,100
	Delaware River Port Authority, PA and NJ, Delaware River Bridges Revenue, Escrowed to Maturity:
100,000	6.00%, 1/15/10	104,208
90,000	6.50%, 1/15/11	95,602
700,000	Delaware River Port Authority, PA and NJ, Refunding, Series A, (FSA Insured),
	5.25%, 1/1/09	719,873
100,000	Delaware River Port Authority, PA and NJ, Refunding, Series B, (AMBAC Insured),
	5.25%, 1/1/09	102,839
300,000	Downington, PA, Area School District, General Obligation Unlimited,
	5.50%, 2/1/10	314,739
	Downington, PA, Area School District, General Obligation Unlimited, (FSA Insured):

500,000	5.25%, 4/1/14	526,485
500,000	4.90%, 4/1/16	518,835
390,000	Geisinger Authority, PA, Health System, Refunding,
	5.00%, 8/15/08	396,603
400,000	Great Valley School District, Chester County PA, (FSA State Aid Withholding),
	5.00%, 2/15/18	429,740
250,000	Harrisburg, PA Authority, Recovery Facilities Revenue, Series D-2, (FSA Insured), Mandatory Put 12/1/13 @ 100,
	5.00%, 12/1/33	265,112
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured),
	5.50%, 5/15/11	213,408
100,000	Hopewell, PA, Area School District, General Obligation, (FSA Insured), Prerefunded 9/1/08 @ 100,
	4.90%, 9/1/09	101,872
300,000	Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC Insured),
	4.00%, 10/1/09	300,399
630,000	Jim Thorpe, PA, Area School District, (FSA Insured),
	5.00%, 3/15/18	672,752
30,000	Lancaster, PA, Area Sewer Authority, Revenue, Escrowed to Maturity,
	6.00%, 4/1/12	31,389
250,000	Moon Area School District, PA, General Obligation Unlimited, (FSA State Aid Witholding),
	5.00%, 11/15/17	268,607
265,000	Northampton Bucks, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.20%, 11/1/13	283,600
425,000	Northampton County, PA, Higher Education Authority Revenue - Lehigh University,
	5.25%, 11/15/09	441,936
325,000	Northampton County, PA, Prerefunded 2/15/08 @ 100,
	5.00%, 8/15/13	334,906
175,000	Northampton County, PA, Unrefunded Balance,
	5.00%, 8/15/13	179,949
325,000	Northampton Township, PA, General Obligation Unlimited, (MBIA Insured),
	4.60%, 11/15/10	328,182
225,000	Pennsylvania Housing Finance Agency, Residential Development Section 8-A, Revenue,
	4.00%, 7/1/09	225,868
230,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 61B, Revenue,
	5.20%, 10/1/14	233,944
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health Services, Series A, (AMBAC Insured),
	5.00%, 8/15/20	530,655
435,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health Services, Series A, (MBIA Insured),
	5.375%, 1/15/15	442,960
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured),
	5.00%, 8/15/10	519,515
500,000	Pennsylvania State Higher Educational Facilties Authority, Slippery Rock University Foundation, Series A, (XLCA Insured),
	5.00%, 7/1/24	527,735
	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured):

145,000	5.25%, 12/1/13	150,087
60,000	5.25%, 12/1/14	62,105
	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Prerefunded, Series A (AMBAC Insured):
85,000	5.25%, 12/1/13	88,151
30,000	5.25%, 12/1/14	31,112
250,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured),
	5.00%, 12/1/17	270,400
	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Unrefunded Balance, Series A (AMBAC Insured):
20,000	5.25%, 12/1/13	20,691
10,000	5.25%, 12/1/14	10,345
250,000	Pennsylvania State University, College and University Revenues, Series A, (General Obligation of University),
	5.00%, 8/15/13	256,697
250,000	Pennsylvania State University, Series B,
	5.25%, 8/15/21	281,250
275,000	Pennsylvania State, General Obligation Unlimited, Refunding, (AMBAC Insured),
	5.125%, 9/15/11	279,538
125,000	Pennsylvania State, Second Series, General Obligation Unlimited,
	5.25%, 10/1/10	130,744
	Philadelphia, PA, General Obligation Unlimited, (FSA Insured):
400,000	5.00%, 9/15/11	417,984
500,000	5.25%, 9/15/13	525,315
150,000	5.25%, 9/15/16	157,577
460,000	Philadelphia, PA, General Obligation Unlimited, Series A (XLCA Insured),
	5.25%, 2/15/14	492,048
500,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series A, (FSA Insured),
	5.25%, 5/15/09	515,055
	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series B, (FSA Insured):
540,000	5.25%, 11/15/16	577,465
250,000	5.25%, 11/15/18	266,125
600,000	Pittsburgh, PA, Public Parking Authority Revenue, Series A, (FGIC Insured),
	5.00%, 12/1/16	645,264
350,000	Pleasant Hills, PA, Authority Sewer Revenue, Refunding, (FGIC Insured),
	5.00%, 9/1/12	356,437
185,000	Ringgold, PA, School District, Escrowed to Maturity,
	6.20%, 1/15/13	198,266
250,000	Seneca Valley, PA, School District, Series A, General Obligation Unlimited, (FGIC Insured),
	4.85%, 7/1/11	253,338
100,000	Shaler, PA, School District, General Obligation Unlimited, Series B, (FSA Insured),
	4.50%, 9/1/10	101,124
400,000	Southeastern Pennsylvania Transportation Authority, PA, Special Revenue, (FGIC Insured),
	5.45%, 3/1/11	408,500
250,000	State Public School Building Authority, PA, School Revenue, Garnet Valley School District Project, (AMBAC Insured), Prerefunded to 2/1/11 @100,
	5.25%, 2/1/12	263,525
500,000	Swarthmore Boro Authority, PA, College Revenue,
	4.50%, 9/15/10	512,060
400,000	University of Pittsburgh, PA, Refunded Series B, (MBIA Insured),

	5.50%, 6/1/09	410,120
125,000	Wallingford - Swarthmore, PA, School District, Series C, (FSA State Aid Withholding),
	5.00%, 5/15/09	125,429
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (FSA State Aid Withholding),
	5.375%, 4/1/14	267,913
200,000	Wilkes Barre, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.25%, 4/1/14	200,466
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured),
	5.50%, 5/1/15	266,015
		22,542,060
	TOTAL MUNICIPAL BONDS
	(Cost $22,443,534)	22,542,060

TOTAL INVESTMENTS
(Cost $22,443,534) (1)	97.6%	$22,542,060
OTHER ASSETS IN EXCESS OF LIABILITIES	2.4	563,883
NET ASSETS	100.0%	$23,105,943

*	Percentages indicated are based on net assets.

(1)	Aggregate cost for federal tax purposes was $22,443,534.

Abbreviations:
AMBAC —	American Municipal Bond Assurance Corporation
FGIC —	Financial Guaranty Insurance Corporation
FSA —	Financial Security Assurance
MBIA —	Municipal Bond Investors Assurance
XLCA —	XL Capital Assurance, Inc.

See Notes to Schedules of Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2007 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS — 106.0% *
New Jersey — 90.6%
$100,000	Asbury Park, NJ, Board of Education, General Obligation Unlimited, (MBIA Insured,)
	5.55%, 2/1/07	$100,000
	Bergen County, NJ, Utilities Authority, Water Pollution Control Revenue, (FGIC Insured), Series A:
200,000	5.125%, 12/15/11	200,984
150,000	5.125%, 12/15/12	150,738
370,000	Brigantine, NJ, (MBIA Insured),
	5.00%, 8/15/12	370,359
350,000	Burlington County, NJ, Bridge Commission Revenue, (County Guaranteed),
	5.25%, 10/1/13	377,058
450,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, (AMBAC Insured),
	5.25%, 1/1/18	493,119
150,000	Cherry Hill Township, NJ, General Obligation Unlimited, (FGIC Insured), Prerefunded 7/15/09 @ 100,
	5.125%, 7/15/10	155,007
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (MBIA Insured),	122,654
	5.00%, 7/1/13
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity:
105,000	5.625%, 1/15/09	107,350
145,000	6.00%, 1/15/10	151,102
85,000	6.50%, 1/15/11	90,290
440,000	Demarest, NJ, School District, (FSA Insured),
	5.00%, 2/15/18	481,030
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA School Board Residual Fund Insured),
	5.00%, 2/1/14	260,470
200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured),
	5.00%, 8/15/12	207,632
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured),

	5.00%, 4/1/16	269,347
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA Insured),
	5.00%, 3/1/13	247,695
200,000	Maplewood Township, NJ, General Improvements, General Obligation Unlimited, (FSA Insured),
	5.00%, 2/1/09	204,930
100,000	Mercer County, NJ, Improvement Authority, Revenue Refunding, Solid Waste, (County Guaranteed), Series 97,
	5.20%, 9/15/08	102,400
145,000	Middlesex County, NJ, Improvement Authority, Revenue, (County Guaranteed),
	5.45%, 9/15/11	146,469
	Monmouth County, NJ, Improvement Authority, Revenue, (AMBAC Insured):
250,000	5.00, 12/1/12%	260,242
375,000	5.20, 12/1/14%	392,861
100,000	Monmouth County, NJ, Improvement Authority, Revenue, Series A, (AMBAC Muni Government Guaranteed),
	5.25%, 12/1/16	108,905
80,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Prerefunded, 12/1/08 @ 100, (MBIA Insured),
	5.00%, 12/1/13	81,866
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA Insured),
	5.00%, 12/1/13	20,424
500,000	New Jersey Building Authority, State Building Revenue,
	5.00%, 6/15/13	512,020
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, (AMBAC Insured), Series A,
	5.00%, 10/15/16	391,237
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured),
	5.00%, 3/1/18	480,100
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (FSA Insured),
	5.25%, 3/1/12	319,599
500,000	New Jersey Sports & Exposition Authority Convention Center, Tobacco and Liquor Taxes, (MBIA Insured), Refunding,
	5.125%, 9/1/14	515,890
250,000	New Jersey Sports & Exposition Authority State Contract, General Improvements, Series A,

	5.00%, 3/1/10	258,475
250,000	New Jersey Sports & Exposition Authority State Contract, Recreational Facilities Improvements, (AMBAC Insured), Series A,
	5.00%, 3/1/17	269,805
100,000
	New Jersey State Economic Development Authority, Parking Facility Improvements, Elizabeth Development Project, (FGIC Insured),
	5.20%, 10/15/08	102,518
200,000
	New Jersey State Economic Development Authority, School Facilities Construction Revenue, (MBIA Insured), Series C, Prerefunded 6/15/12 @ 100,
	5.00%, 6/15/16	211,854
500,000
	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (FSA Insured),
	5.00%, 9/1/14	537,045
250,000
	New Jersey State Educational Facilities Authority, Montclair State University, (AMBAC Insured),
	5.00%, 7/1/19	268,737
500,000
	New Jersey State Educational Facilities Authority, Montclair State University, (MBIA Insurer), Series J,
	5.25%, 7/1/17	555,050
300,000
	New Jersey State Educational Facilities Authority, Revenue, High Education Capital Improvement, Series B, Prefunded to 9/1/10 @100,
	5.00%, 9/1/14	312,150
500,000
	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, (FSA Insured), Series A,
	5.00%, 9/1/16	538,150
100,000
	New Jersey State Educational Facilities Authority, Revenue, Institutional Advanced Studies, Series F,
	5.00%, 7/1/09	101,900
250,000
	New Jersey State Educational Facilities Authority, Robert Stockton College, (AMBAC Insured),
	5.00%, 7/1/17	268,447
200,000
	New Jersey State Health Care Facilities Financing Authority, Revenue, Kennedy Health System Project, (MBIA Insured), Series A,
	5.00%, 7/1/09	202,840
	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, (FSA Insured), Series B:
450,000	5.55%, 11/1/09	457,438
250,000	5.75%, 11/1/11	260,485

150,000	New Jersey State Housing & Mortgage Finance Agency, Revenue, Home Buyer, (MBIA Insured), Series P,
	5.05%, 4/1/07	150,213
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC Insured),
	5.00%, 6/15/17	269,593
130,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, Prerefunded, 6/15/09 @ 100,
	5.00%, 6/15/13	133,829
70,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A,
	5.75%, 1/1/18	73,535
180,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A, Prerefunded to 1/01/10 @ 100,
	5.75%, 1/1/18	189,954
250,000	New Jersey State, Certificates of Participation, (AMBAC Insured), Escrowed to Maturity,
	5.00%, 6/15/11	262,278
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Series A, Unrefunded Balance,
	5.25%, 9/1/13	10,081
800,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding,
	5.00%, 1/1/12	816,000
325,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding, (General Obligation of Authority),
	5.125%, 1/1/11	331,500
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured),
	5.25%, 6/1/15	212,762
	Red Bank, NJ, Board of Education, General Obligation Unlimited, (School Board Residual Fund Insured), Prerefunded to 5/1/09 @ 100,:
250,000	5.15, 5/1/12%	257,078
100,000	5.15, 5/1/13%	102,831
250,000	Ridgewood, NJ, Board of Education, General Obligation Unlimited,
	5.20%, 10/1/08	256,403
500,000	Union County, NJ,
	5.00%, 3/1/17	523,665
300,000	Vineland, NJ, (MBIA Insured),
	5.00%, 3/1/23	330,069
150,000	Warren Township, NJ, School District, General Obligation Unlimited, (School Board Residual Fund Insured),
	5.35%, 3/15/10	157,002
		15,743,465

Pennsylvania — 6.2%
435,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured),
	5.25%, 7/1/16	468,678
565,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), Prerefunded 7/1/13 @ 100,
	5.25%, 7/1/16	611,912
		1,080,590
Delaware — 6.1%
	Delaware River & Bay Authority, Development Revenue, (MBIA Insured):
500,000	5.00%, 1/1/17	536,080
500,000	5.00%, 1/1/19	533,275
		1,069,355
Puerto Rico — 3.1%
500,000	Puerto Rico Municipal Finance Agency, (FSA Insured), Series A,
	5.25%, 8/1/18	533,890
	TOTAL MUNICIPAL BONDS
	(Cost $18,278,925)	18,427,300

TOTAL INVESTMENTS
(Cost $18,278,925) (1)	106.0%	$18,427,300
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.0)	(1,051,129)
NET ASSETS	100.0%	$17,376,171

*	Percentages indicated are based on net assets.
(1)	Aggregate cost for federal tax purposes was $18,279,200.
Abbreviations:
AMBAC —
American Municipal Bond Assurance Corporation
FGIC —	Financial Guaranty Insurance Corporation
FSA —	Financial Security Assurance
MBIA —	Municipal Bond Investors Assurance

See Notes to Schedules of Investments.

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Investments (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act), as amended, as an open-end management investment company. As of January 31, 2007, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is classified as non-diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”). Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2. Unrealized Appreciation/(Depreciation)

As of January 31, 2007, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net

Muni Intermediate Portfolio	$224,811	$126,285	$98,526
New Jersey Muni Portfolio	223,855	75,755	148,100

3. Concentration of Credit

The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies, instrumentalities and authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

4. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE PORTFOLIOS

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	3/19/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	3/19/07